Contract Assets, Net and Liabilities - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year/period	$ (1,200)	$ (2,919)
Reversal (provision)	(686)	1,719
Total	$ (1,886)	$ (1,200)